                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8443

                   Salomon Brothers Variable Series Funds Inc
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                 (800)-725-6666

                      Date of fiscal year end: December 31
                    Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

       Salomon Brothers
       Variable Series Funds Inc


   Semi-Annual
   Report
   2003
   JUNE 30, 2003

 . STRATEGIC BOND FUND


                                   [GRAPHIC]

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC

                                Table of Contents

LETTER FROM THE CHAIRMAN.............................................. 1

SCHEDULE OF INVESTMENTS............................................... 2

STATEMENT OF ASSETS AND LIABILITIES................................... 13

STATEMENT OF OPERATIONS............................................... 14

STATEMENTS OF CHANGES IN NET ASSETS................................... 15

STATEMENT OF CASH FLOWS............................................... 16

NOTES TO FINANCIAL STATEMENTS......................................... 17

FINANCIAL HIGHLIGHTS.................................................. 22

ADDITIONAL STOCKHOLDER INFORMATION.................................... 23

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC

                            Letter from the Chairman


[PHOTO]

R. Jay Gerken, CFA
Chairman, President and
Chief Executive Officer

DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

In April, several changes were made to the Fund. Its investment objective was reclassified from a fundamental to a non-fundamental policy. A "fundamental policy" is an investment objective, policy or restriction that can be changed only with the approval of both the Board of Directors and the stockholders. A non-fundamental investment objective may be changed at any time by the Directors without approval from the Fund's stockholders.

In addition, the Fund's investment objective changed. Its new objective is to maximize total return, consistent with the preservation of capital. We believe this change will give the Fund the additional flexibility to take advantage of opportunities to invest for potential capital appreciation instead of focusing primarily on an investment's current income potential.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 24, 2003

          Schedule of Investments
          June 30, 2003 (unaudited)


   Face
  Amount                       Security                           Value
------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS -- 29.6%
           U.S. Treasury Notes:
$   10,000  4.750% due 2/15/04............................... $      10,236
 2,450,000  5.875% due 11/15/04 (a)(b).......................     2,608,199
   500,000  4.625% due 5/15/06...............................       542,168
 5,000,000  3.500% due 11/15/06 (a)(b).......................     5,272,075
   100,000  2.625% due 5/15/08...............................       100,945
   750,000  5.000% due 2/15/11...............................       842,081
 1,000,000  4.375% due 8/15/12 (a)...........................     1,072,540
           U.S. Treasury Bonds:
    10,000  6.125% due 11/15/27..............................        12,176
    35,000  5.500% due 8/15/28...............................        39,382
   250,000  5.250% due 2/15/29 (b)...........................       272,295
   500,000  6.125% due 8/15/29...............................       611,114
   500,000  6.250% due 5/15/30...............................       622,618
   225,000  5.375% due 2/15/31...............................       253,433
           Federal National Mortgage Association (FNMA):
 4,000,000  5.000%, 30 years (c)(d)..........................     4,065,000
 6,675,000  6.000%, 30 years (c)(d)..........................     6,937,828
 5,000,000  6.500%, 30 years (c)(d)..........................     5,215,625
 6,500,000  7.000%, 30 years (c)(d)..........................     6,847,347
    52,380  8.000% due 7/1/30................................        56,501
     5,748  7.500% due 8/1/30................................         6,109
    26,698  8.000% due 8/1/30................................        28,798
   106,695  7.500% due 9/1/30................................       113,393
    21,553  8.000% due 9/1/30................................        23,248
    95,296  7.500% due 11/1/30...............................       101,278
    29,690  8.000% due 1/1/31................................        32,026
   105,423  7.500% due 2/1/31................................       112,042
                                                              -------------
           TOTAL U.S. GOVERNMENT AGENCIES AND
           OBLIGATIONS (Cost -- $34,280,144).................    35,798,457
                                                              -------------

ASSET-BACKED SECURITIES -- 2.2%
   450,000 Amortizing Residential Collateral Trust, Series
            2002-BC6, Class M2, 2.235% due 8/25/32 (e).......       441,296
           Bayview Financial Acquisition Trust:
   250,000  Series 2000-D, Class M3, 2.235% due 11/25/30
              (e)(f).........................................       248,750
   500,000  Series 2001-CA, Class M3, 2.285% due 8/25/36
              (e)(f).........................................       481,250
   250,000 Credit Suisse First Boston Mortgage, 2.255% due
            9/25/31 (e)......................................       248,295
    17,886 Delta Funding NIM Trust, Series 2000-1N, Class
            Note, 12.500% due 11/26/30 (f)...................        17,886
           First Consumers Master Trust:
   165,113  5.800% due 12/15/05 (f)..........................       160,031
    69,081  1.490% due 9/15/08 (e)...........................        65,916
   400,000 Merit Securities Corp., Series 11PA, Class B2,
            2.614% due 9/28/32 (e)(f)........................       357,500
           Metris Master Trust:
    50,000  2.004% due 7/21/08 (e)...........................        46,392
   230,000  2.804% due 7/21/08 (e)(f)........................       193,200
    50,000  2.184% due 11/20/09 (e)..........................        40,292
   250,000 Residential Asset Mortgage Securities, 2.135% due
            4/25/32 (e)......................................       247,665
    91,844 Sasco Arc Co., 7.750% due 4/27/33 (f).............        91,385
                                                              -------------
           TOTAL ASSET-BACKED SECURITIES (Cost -- $2,630,348)     2,639,858
                                                              -------------

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


   Face
  Amount                        Security                           Value
----------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.9%
$   253,351 Chase Commercial Mortgage Securities Corp.,
             Series 2000-FL1A, Class C, 2.046% due 12/12/13
             (e)(f)........................................... $     253,030
    451,920 COMM, Series 2001-J2, 5.447% due 7/16/34 (f)......       484,179
    125,000 Commercial Mortgage Asset Trust, Series 1999-C1,
             Class C, 7.350% due 1/17/32......................       154,499
  6,772,586 First Union National Bank, 0.786% due 5/17/32
             (e)(g)...........................................       247,745
                                                               -------------
            TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost
            -- $1,082,932)....................................     1,139,453
                                                               -------------

MORTGAGE-BACKED SECURITIES -- 1.3%
    542,200 FANNIEMAE-ACES, Series 2000-M1, Class A, 7.379%
             due 1/17/13 (e)..................................       587,563
    400,000 G-Force CDO Ltd., Series 2002-1A, Class BFL,
             1.935% due 6/25/37 (e)(f)........................       396,752
     94,445 GE Capital Mortgage Services Inc., Series
             1998-15, Class B1, 6.750% due 11/25/28...........        95,152
    343,675 Green Tree Financial Corp., Series 1997-6, Class
             A8, 7.070% due 1/15/29...........................       356,397
     83,079 Mid-State Trust, Series 6, Class A1, 7.340% due
             7/1/35...........................................        91,556
                                                               -------------
            TOTAL MORTGAGE-BACKED SECURITIES (Cost --
            $1,470,717).......................................     1,527,420
                                                               -------------

CORPORATE BONDS AND NOTES -- 24.1%
Basic Industry -- 2.5%
    150,000 Acetex Corp., Sr. Notes, 10.875% due 8/1/09 (b)...       167,437
    175,000 Airgas Inc., 9.125% due 10/1/11...................       195,562
    125,000 Anchor Glass Container, Secured, 11.000% due
             2/15/13 (f)......................................       137,187
     50,000 Applied Extrusion Technologies Inc., Series B,
             10.750% due 7/1/11...............................        37,000
    100,000 Berry Plastics Corp., 10.750% due 7/15/12.........       110,500
    125,000 Bowater Inc., Sr. Notes, 6.500% due 6/15/13 (f)...       118,813
            Buckeye Technologies Inc., Sr. Sub. Notes:
    100,000   9.250% due 9/15/08..............................       100,000
     50,000   8.000% due 10/15/10.............................        47,000
     60,000 Compass Minerals Group Inc., 10.000% due 8/15/11..        67,500
    100,000 FMC Corp., Secured, 10.250% due 11/1/09...........       113,000
    150,000 Graphic Packaging Corp., 8.625% due 2/15/12.......       153,750
    100,000 Huntsman International LLC, 9.875% due 3/1/09.....       104,500
    125,000 ISP Chemco Inc., Series B, 10.250% due 7/1/11.....       141,875
    100,000 Jefferson Smurfit Group Ltd., 8.250% due 10/1/12..       107,750
     50,000 Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11..        57,375
    125,000 Methanex Corp., Sr. Notes, 8.750% due 8/15/12.....       140,625
    125,000 Millar Western Forest Products Ltd., Sr. Notes,
             9.875% due 5/15/08...............................       130,625
     85,000 Millennium America Inc., 9.250% due 6/15/08.......        91,800
    200,000 Plastipak Holdings Inc., 10.750% due 9/1/11.......       215,000
     50,000 Pliant Corp., Secured, 11.125% due 9/1/09 (f).....        53,375
    150,000 Radnor Holdings Corp., Sr. Notes, 11.000% due
             3/15/10 (f)......................................       154,875
    150,000 Resolution Performance Products, Sr. Notes,
             9.500% due 4/15/10...............................       156,750
     50,000 Rhodia, Sr. Notes, 7.625% due 6/1/10 (f)..........        53,125
    125,000 Stone Container Corp., Sr. Notes, 8.375% due
             7/1/12...........................................       134,688
    250,000 WMC Finance USA, Notes, 5.125% due 5/15/13 (f)....       258,697
                                                               -------------
                                                                   3,048,809
                                                               -------------
Consumer Cyclical -- 1.9%
    200,000 Cole National Group, Sr. Sub. Notes, 8.625% due
             8/15/07..........................................       195,000
    200,000 CSK Auto Inc., 12.000% due 6/15/06................       223,000
    150,000 Eye Care Centers of America Inc., 9.125% due
             5/1/08...........................................       140,250
    170,000 Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due
             5/1/08...........................................       176,800
     80,000 The Gap Inc., Notes, 10.550% due 12/15/08 (b)(e)..        97,600
    150,000 Guitar Center Inc., Sr. Notes, 11.000% due 7/1/06.       154,500

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


   Face
  Amount                       Security                           Value
---------------------------------------------------------------------------
Consumer Cyclical -- 1.9% (continued)
$   50,000 HMH Properties Inc., Series B, 7.875% due 8/1/08.. $      51,000
           Host Marriott L.P.:
   100,000   Series E, 8.375% due 2/15/06 (b)................       104,000
    50,000   Series I, 9.500% due 1/15/07....................        54,000
   100,000 Interface Inc., Sr. Sub. Notes, 9.500% due
            11/15/05.........................................        85,500
   100,000 Leslie's Poolmart, Sr. Notes, 10.375% due 7/15/08
            (f)..............................................       100,000
           Levi Strauss & Co., Sr. Notes:
   195,000   11.625% due 1/15/08 (b).........................       168,187
   105,000   12.250% due 12/15/12 (b)........................        87,938
    75,000 Petco Animal Supplies Inc., Sr. Sub. Notes,
            10.750% due 11/1/11..............................        85,875
   100,000 Saks Inc., 9.875% due 10/1/11 (b).................       113,000
   150,000 Sears Roebuck Acceptance Corp., Notes, 7.000% due
            6/1/32...........................................       168,335
   175,000 Starwood Hotels & Resorts Worldwide Inc., Notes,
            7.875% due 5/1/12................................       192,500
   125,000 Tropical Sportswear International Corp., 11.000%
            due 6/15/08......................................       129,375
                                                              -------------
                                                                  2,326,860
                                                              -------------
Consumer Non-Cyclical -- 4.3%
   100,000 aaiPharma Inc., 11.000% due 4/1/10................       110,500
           Ahold Finance USA Inc.:
    25,000  6.875% due 5/1/29................................        21,500
    75,000  Notes, 8.250% due 7/15/10........................        77,250
   125,000 Ameristar Casinos Inc., 10.750% due 2/15/09 (b)...       142,344
    75,000 Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08.        79,125
           Aurora Foods Inc., Sr. Sub. Notes:
    25,000  9.875% due 2/15/07...............................         9,000
   125,000  8.750% due 7/1/08 (h)............................        44,687
   100,000 Chumash Casino & Resort Enterprise, Sr. Notes,
            9.000% due 7/15/10 (f)...........................       108,500
   250,000 Coast Hotels & Casinos Inc., 9.500% due 4/1/09....       268,750
   100,000 Del Monte Corp., Series B, 9.250% due 5/15/11.....       107,500
    25,000 Fleming Cos. Inc., 10.125% due 4/1/08 (h).........         3,875
   275,000 H.J. Heinz Co., 7.250% due 3/15/32................       329,051
   100,000 Herbst Gaming Inc., Secured, Series B, 10.750%
            due 9/1/08.......................................       110,750
    25,000 Holmes Products Corp., Series B, 9.875% due
            11/15/07.........................................        22,438
   180,000 Home Interiors & Gifts Inc., 10.125% due 6/1/08...       183,600
   125,000 Horseshoe Gaming Holding Corp., Series B, 8.625%
            due 5/15/09......................................       133,125
   160,000 IASIS Healthcare Corp., 13.000% due 10/15/09......       178,400
   125,000 ICON Health & Fitness Inc., 11.250% due 4/1/12....       133,750
   100,000 Insight Health Services Corp., Series B, 9.875%
            due 11/1/11......................................       105,500
   100,000 Jafra Cosmetics International Inc., Sr. Sub.
            Notes, 10.750% due 5/15/11 (f)...................       105,000
   200,000 Kellogg Co., Notes, 2.875% due 6/1/08.............       198,819
   140,000 Kraft Foods Inc., Notes, 5.625% due 11/1/11.......       152,809
   205,000 MGM Grand Inc., 9.750% due 6/1/07.................       233,700
   125,000 North Atlantic Trading Co., Series B, 11.000% due
            6/15/04..........................................       119,375
    14,722 Nutritional Sourcing Corp., Notes, 10.125% due
            8/1/09...........................................        11,631
           Park Place Entertainment Corp.:
    50,000  Sr. Notes, 7.000% due 4/15/13 (f)................        53,750
             Sr. Sub. Notes:
    75,000    7.875% due 12/15/05............................        80,156
    75,000    8.125% due 5/15/11 (b).........................        82,688
     5,000 Playtex Products Inc., 9.375% due 6/1/11..........         5,025
   150,000 Premier International Foods PLC, Sr. Notes,
            12.000% due 9/1/09...............................       168,750
    40,000 Remington Products Co. LLC, Sr. Notes, Series D,
            11.000% due 5/15/06..............................        40,400
           Rite Aid Corp.:
    25,000  11.250% due 7/1/08...............................        27,000
   150,000  Notes, 7.125% due 1/15/07 (b)....................       149,250

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


   Face
  Amount                        Security                           Value
-------------------------------------------------------------------------------
Consumer Non-Cyclical -- 4.3% (continued)
$   200,000 Safeway Inc., Debentures, 7.250% due 2/1/31....... $     225,979
            Station Casinos Inc.:
     50,000  Sr. Notes, 8.375% due 2/15/08....................        54,250
     50,000  Sr. Sub. Notes, 8.875% due 12/1/08 (b)...........        52,750
    125,000 Sun International Hotels Ltd., 8.875% due 8/15/11.       135,938
    125,000 Sybron Dental Specialties Inc., 8.125% due 6/15/12       132,500
     25,000 Tenet Healthcare Corp., Sr. Notes, 6.875% due
             11/15/31.........................................        22,125
            Triad Hospitals Inc., Series B:
    100,000  8.750% due 5/1/09................................       106,875
     50,000  11.000% due 5/15/09 (b)..........................        55,375
    125,000 Turning Stone Casino Resort, Sr. Notes, 9.125%
             due 12/15/10 (f).................................       133,906
    225,000 United Industries Corp., Series B, Sr. Sub.
             Notes, 9.875% due 4/1/09.........................       238,500
    125,000 Vanguard Health Systems Inc., 9.750% due 8/1/11...       125,000
    125,000 Venetian Casino Resort LLC, 2nd Mortgage, 11.000%
             due 6/15/10......................................       141,563
    125,000 Vicar Operating Inc., 9.875% due 12/1/09..........       137,500
     75,000 Winsloew Furniture Inc., Series B, 12.750% due
             8/15/07..........................................        44,813
                                                               -------------
                                                                   5,205,072
                                                               -------------
Energy -- 2.3%
    125,000 BRL Universal Equipment 2001 A, L.P., Secured,
             8.875% due 2/15/08...............................       136,250
    200,000 Devon Financing Corp., 6.875% due 9/30/11.........       234,985
            Forest Oil Corp.:
     75,000  7.750% due 5/1/14................................        78,375
    250,000  Sr. Notes, 8.000% due 12/15/11...................       270,000
     34,000 Key Energy Services Inc., Series B, 14.000% due
             1/15/09..........................................        38,250
    175,000 Magnum Hunter Resources Inc., 9.600% due 3/15/12
             (b)..............................................       193,375
     20,000 Nuevo Energy Co., Series B, Sr. Sub. Notes,
             9.375% due 10/1/10...............................        21,650
    100,000 Pogo Producing Co., Series B, Sr. Sub. Notes,
             8.250% due 4/15/11...............................       111,250
            Pride International Inc., Sr. Notes:
     50,000  9.375% due 5/1/07 (b)............................        51,875
     50,000  10.000% due 6/1/09...............................        55,000
    100,000 Stone Energy Corp., Sr. Sub. Notes, 8.250% due
             12/15/11.........................................       106,000
    125,000 Swift Energy Co., Sr. Sub. Notes, 10.250% due
             8/1/09...........................................       134,688
    275,000 Valero Energy Corp., Notes, 4.750% due 6/15/13....       269,380
            Vintage Petroleum Inc., Sr. Sub. Notes:
    100,000  9.750% due 6/30/09...............................       108,000
     75,000  7.875% due 5/15/11...............................        80,813
    100,000 Western Gas Resources Inc., 10.000% due 6/15/09...       109,500
    125,000 Westport Resources Corp., 8.250% due 11/1/11......       137,500
            Williams Cos., Inc.:
             Notes:
     75,000    7.625% due 7/15/19.............................        73,125
     25,000    7.875% due 9/1/21..............................        24,500
    200,000    8.750% due 3/15/32.............................       209,000
    250,000    Series A, 6.750% due 1/15/06 (e)...............       247,500
     75,000  Sr. Notes, 8.625% due 6/1/10                             78,750
                                                               -------------
                                                                   2,769,766
                                                               -------------
Financials -- 3.5%
    400,000 Bank of America Corp., Sr. Notes, 4.875% due
             9/15/12..........................................       422,931
    250,000 Capital One Financial Corp., 7.250% due 5/1/06....       265,407
     50,000 Capstar Hotel Co., Sr. Sub. Notes, 8.750% due
             8/15/07..........................................        45,500
    350,000 CIT Group Inc., Sr. Notes, 7.750% due 4/2/12......       418,009

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


   Face
  Amount                       Security                            Value
----------------------------------------------------------------------------
Financials -- 3.5% (continued)
           FelCor Lodging L.P.:
$   25,000  10.000% due 9/15/08............................... $      25,937
   125,000  9.500% due 6/1/11.................................       126,562
   450,000 General Electric Capital Corp., Notes, 3.500% due
            5/1/08............................................       461,294
   250,000 General Motors Acceptance Corp., Notes, 6.875%
            due 9/15/11 (b)...................................       251,223
   125,000 The Goldman Sachs Group Inc., Notes, 6.600% due
            1/15/12...........................................       145,490
   250,000 Household Finance Corp., Notes, 8.000% due 7/15/10.       310,565
   300,000 Independence Community Bank, Notes, 3.500% due
            6/20/13 (e).......................................       294,912
   300,000 International Lease Finance Corp., Notes, 6.375%
            due 3/15/09.......................................       336,392
    75,000 Meristar Hospitality Corp., 9.125% due 1/15/11.....        73,875
   350,000 Morgan Stanley, Notes, 4.250% due 5/15/10..........       360,786
   250,000 Standard Chartered Bank PLC, Sub. Notes, 6.875%
            due 5/15/11 (f)...................................       318,729
   300,000 Washington Mutual Financial Corp., Sr. Notes,
            6.875% due 5/15/11 (b)............................       356,263
                                                               -------------
                                                                   4,213,875
                                                               -------------
Housing Related -- 0.4%
   275,000 Boston Properties Inc., Sr. Notes, 6.250% due
            1/15/13...........................................       301,688
   200,000 Nexfor Inc., Notes, 7.250% due 7/1/12..............       227,616
                                                               -------------
                                                                     529,304
                                                               -------------
Manufacturing -- 1.1%
   100,000 Alliant Techsystems Inc., 8.500% due 5/15/11.......       111,500
   125,000 Breed Technologies Inc., 9.250% due 4/15/08 (h)....             0
    75,000 Case Corp., Notes, 7.250% due 1/15/16..............        66,094
   175,000 Dana Corp., Notes, 7.000% due 3/1/29...............       153,344
    50,000 Fedders North America Inc., 9.375% due 8/15/07.....        41,750
    75,000 Flowserve Corp., 12.250% due 8/15/10 (b)...........        87,750
    50,000 Ford Motor Co., Notes, 7.450% due 7/16/31..........        45,930
           Ford Motor Credit Co., Notes:
   125,000  7.875% due 6/15/10................................       134,131
    50,000  7.250% due 10/25/11...............................        51,483
   175,000 L-3 Communications Corp., 7.625% due 6/15/12.......       193,375
    50,000 LDM Technologies, 10.750% due 1/15/07..............        52,125
   125,000 Sequa Corp., Sr. Notes, 9.000% due 8/1/09..........       133,125
   100,000 Terex Corp., Series B, 10.375% due 4/1/11 (b)......       111,000
   125,000 TRW Automotive Acquisition Corp., Sr. Notes,
            9.375% due 2/15/13 (f)............................       136,250
                                                               -------------
                                                                   1,317,857
                                                               -------------
Media/Cable -- 2.4%
   200,000 AOL Time Warner Inc., 7.625% due 4/15/31...........       231,688
   225,000 AT&T Broadband Corp., 8.375% due 3/15/13...........       282,383
           Charter Communications Holdings LLC:
            Sr. Discount Notes:
   175,000    Zero coupon until 5/15/06, (11.750%
               thereafter) due 1/15/10 (e)....................       104,125
   425,000    Zero coupon until 4/1/04, (9.920% thereafter)
               due 4/1/11 (b)(e)..............................       281,563
    50,000    Zero coupon until 1/15/07, (12.125%
               thereafter) due 1/15/12 (e)....................        23,312
            Sr. Notes:
    50,000    10.750% due 10/1/09.............................        39,000
    25,000    10.000% due 5/15/11.............................        18,125
   200,000 CSC Holdings Inc., Sr. Sub. Debentures, 9.875%
            due 4/1/23 (b)....................................       209,000
   125,000 DirecTV Holdings LLC, Sr. Notes, 8.375% due
            3/15/13 (f).......................................       140,000
           Echostar DBS Corp., Sr. Notes:
    75,000  10.375% due 10/1/07...............................        83,437
   150,000  9.125% due 1/15/09................................       168,375
    85,000 Insight Midwest L.P., Sr. Notes, 10.500% due
            11/1/10 (b).......................................        93,712
   125,000 Mediacom Broadband LLC, 11.000% due 7/15/13 (b)....       139,688

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


   Face
  Amount                       Security                            Value
----------------------------------------------------------------------------
Media/Cable -- 2.4% (continued)
$  110,000 Nextmedia Operating Inc., 10.750% due 7/1/11....... $     123,750
   251,000 NTL Inc., 19.000% due 12/31/10.....................       261,040
   100,000 R.H. Donnelley Inc., Sr. Sub. Notes, 10.875% due
            12/15/12 (f)......................................       117,000
   125,000 Radio One Inc., Series B, 8.875% due 7/1/11........       138,125
   125,000 Telewest Communications PLC, Sr. Discount Notes,
            zero coupon until 2/1/05, (11.375%
            thereafter) due 2/1/10 (e)(h)(i)..................        37,188
           United Pan-Europe Communications NV, Series B:
            Sr. Discount Notes:
   100,000    Zero coupon until 11/1/04, (13.375%
               thereafter) due 11/1/09........................        14,750
    65,000    Zero coupon until 2/1/05, (13.750% thereafter)
               due 2/1/10.....................................         9,263
            Sr. Notes:
   125,000    11.250% due 2/1/10..............................        27,500
    75,000    11.500% due 2/1/10..............................        16,500
    75,000 Vivendi, Sr. Notes, 9.250% due 4/15/10 (f).........        85,688
   225,000 Yell Finance BV, Sr. Notes, 10.750% due 8/1/11.....       260,438
                                                               -------------
                                                                   2,905,650
                                                               -------------
Services/Other -- 1.0%
           Allied Waste North America Inc., Series B:
   100,000  8.875% due 4/1/08.................................       109,000
   125,000  9.250% due 9/1/12 (f).............................       138,437
    75,000 Brand Services Inc., 12.000% due 10/15/12..........        85,875
   400,000 Hutchison Whampoa International Ltd., Notes,
            6.500% due 2/13/13 (f)............................       420,558
           Mail-Well I, Inc.:
   100,000  9.625% due 3/15/12 (b)............................       105,750
    50,000  Series B, 8.750% due 12/15/08 (b).................        47,500
   150,000 Pierce Leahy Command Co., 8.125% due 5/15/08.......       156,750
   125,000 Sitel Corp., 9.250% due 3/15/06....................       119,375
                                                               -------------
                                                                   1,183,245
                                                               -------------
Technology -- 0.2%
    75,000 Seagate Technology HDD Holdings, 8.000% due
            5/15/09...........................................        81,563
           Unisys Corp., Sr. Notes:
    25,000  8.125% due 6/1/06.................................        26,875
   125,000  7.875% due 4/1/08 (b).............................       129,688
                                                               -------------
                                                                     238,126
                                                               -------------
Telecom -- 2.8%
   125,000 Alamosa Delaware Inc., 13.625% due 8/15/11.........       105,625
   100,000 Alamosa Holdings Inc., zero coupon until 2/15/05,
            (12.875% thereafter) due 2/15/10 (e)..............        58,500
           American Tower Corp.:
    75,000  Notes, 5.000% due 2/15/10.........................        64,500
   165,000  Sr. Notes, 9.375% due 2/1/09 (b)..................       166,650
   175,000 AT&T Corp., Sr. Notes, 8.500% due 11/15/31 (e).....       199,121
   360,000 AT&T Wireless Services Inc., Sr. Notes, 8.750%
            due 3/1/31........................................       446,569
   250,000 COX Communications Inc., Notes, 7.750% due 11/1/10.       306,244
           Crown Castle International Corp.:
    25,000  Sr. Discount Notes, 10.625% due 11/15/07..........        26,437
            Sr. Notes:
    50,000    9.000% due 5/15/11 (b)..........................        50,750
    35,000    9.375% due 8/1/11 (b)...........................        36,575
   125,000    10.750% due 8/1/11 (b)..........................       136,875
           Global Crossing Holding Ltd.:
    70,000  9.125% due 11/15/06...............................         3,325
    50,000  9.625% due 5/15/08................................         2,375

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


   Face
  Amount                       Security                           Value
---------------------------------------------------------------------------
Telecom -- 2.8% (continued)
           Nextel Communications Inc.:
            Sr. Discount Notes:
$   35,000    9.750% due 10/31/07 (e)........................ $      36,400
    25,000    9.950% due 2/15/08 (e).........................        26,250
   230,000  Sr. Notes, 9.375% due 11/15/09 (b)...............       248,113
   325,000 Qwest Corp., Notes, 8.875% due 3/15/12 (f)........       364,813
   150,000 Qwest Services Corp., Notes, 14.000% due 12/15/14
            (f)..............................................       174,750
   175,000 SBA Communications Corp., Sr. Notes, 10.250% due
            2/1/09...........................................       161,875
    50,000 Spectrasite Holdings Inc., Sr. Notes, 8.250% due
            5/15/10 (b)(f)...................................        52,250
           Sprint Capital Corp.:
   225,000  8.750% due 3/15/32...............................       270,283
   250,000   Notes, 8.375% due 3/15/12.......................       299,905
    16,000 TeleCorp PCS Inc., 10.625% due 7/15/10............        19,400
    25,000 U.S. West Communication, Debentures, 8.875% due
            6/1/31...........................................        26,375
    75,000 Viacom Inc., 6.625% due 5/15/11...................        88,611
                                                              -------------
                                                                  3,372,571
                                                              -------------
Transportation -- 0.1%
   125,000 General Maritime Corp., Sr. Notes, 10.000% due
            3/15/13 (f)......................................       137,500
                                                              -------------
Utilities -- 1.6%
           Avon Energy Partners Holdings:
   225,000  Notes, 6.460% due 3/4/08 (f).....................       194,062
   100,000  Sr. Notes, 7.050% due 12/11/07 (f)...............        86,250
           Calpine Corp.:
   250,000  8.500% due 5/1/08................................       196,250
            Sr. Notes:
    50,000    7.875% due 4/1/08..............................        38,500
    25,000    7.750% due 4/15/09.............................        18,625
    25,000    8.625% due 8/15/10 (b).........................        18,875
   225,000 Dominion Resources Inc., Notes, 4.125% due 2/15/08       235,791
   325,000 Edison Mission Energy, Sr. Notes, 9.875% due
            4/15/11..........................................       302,250
   300,000 Mirant Americas Generation LLC, Sr. Notes, 9.125%
            due 5/1/31.......................................       174,000
    75,000 Mirant Corp., Sr. Notes, 7.400% due 7/15/04 (f)...        56,250
   225,000 Nisource Finance Corp., 7.500% due 11/15/03.......       229,237
   375,000 United Utilities PLC, 4.550% due 6/19/18..........       359,079
                                                              -------------
                                                                  1,909,169
                                                              -------------
           TOTAL CORPORATE BONDS AND NOTES (Cost --
           $27,122,375)......................................    29,157,804
                                                              -------------

CONVERTIBLE CORPORATE BONDS -- 0.1%
Technology -- 0.1%
   100,000 Sanmina Corp., zero coupon due 9/12/20............        48,500
                                                              -------------
Telecom -- 0.0%
    40,000 American Tower Escrow Corp., zero coupon due
            8/1/08 (f).......................................        26,000
                                                              -------------
           TOTAL CONVERTIBLE CORPORATE BONDS (Cost --
           $63,649)..........................................        74,500
                                                              -------------

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


   Face
  Amount                       Security                           Value
------------------------------------------------------------------------------
SOVEREIGN BONDS -- 15.8%
Brazil -- 2.7%
           Federative Republic of Brazil:
$  150,000  11.250% due 7/26/07.............................. $     157,875
   520,000  11.500% due 3/12/08..............................       547,300
    25,000  9.375% due 4/7/08................................        24,687
   425,000  12.000% due 4/15/10..............................       442,000
   475,000  12.250% due 3/6/30...............................       477,969
 1,391,493  Series C, 8.000% due 4/15/14 (a).................     1,225,384
   450,000  DCB, Series L, 2.188% due 4/15/12 (e)............       340,594
                                                              -------------
                                                                  3,215,809
                                                              -------------
Bulgaria -- 0.3%
   339,286 Republic of Bulgaria, Series A, FLIRB, 2.188% due
            7/28/12 (e)......................................       327,941
                                                              -------------
Columbia -- 0.6%
           Republic of Columbia:
   325,000  8.625% due 4/1/08................................       359,125
   150,000  10.000% due 1/23/12..............................       169,125
   130,000  11.750% due 2/25/20..............................       162,500
                                                              -------------
                                                                    690,750
                                                              -------------
Ecuador -- 0.5%
           Republic of Ecuador:
   500,000  12.000% due 11/15/12.............................       407,500
   350,000  6.000% due 8/15/30 (e)...........................       215,250
                                                              -------------
                                                                    622,750
                                                              -------------
France -- 1.9%
 2,000,000 Government of France, 3.500% due 1/12/08 (a)......     2,355,374
                                                              -------------
Germany -- 3.9%
           Federal Republic of Germany:
 1,900,000  4.250% due 2/15/08...............................     2,304,925
 1,900,000  4.750% due 7/4/08................................     2,366,205
                                                              -------------
                                                                  4,671,130
                                                              -------------
Mexico -- 2.2%
           United Mexican States:
   460,000  8.375% due 1/14/11 (a)...........................       553,265
 1,850,000  8.300% due 8/15/31 (a)...........................     2,135,825
                                                              -------------
                                                                  2,689,090
                                                              -------------
Panama -- 0.4%
           Republic of Panama:
   300,000  9.375% due 1/16/23...............................       336,000
   171,815  PDI, 2.250% due 7/17/16 (e)......................       140,888
                                                              -------------
                                                                    476,888
                                                              -------------
Peru -- 0.3%
           Republic of Peru:
   100,000  9.875% due 2/16/15...............................       110,100
   250,000  FLIRB, 4.500% due 3/7/17 (e).....................       196,875
                                                              -------------
                                                                    306,975
                                                              -------------
Philippines -- 0.5%
   575,000 Republic of Philippines, 8.375% due 3/12/09 (a)...       615,250
                                                              -------------

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


   Face
  Amount                        Security                           Value
-------------------------------------------------------------------------------
Russia -- 1.8%
            Russian Federation:
$ 1,015,000  8.250% due 3/31/10 (a)........................... $   1,176,131
  1,075,375  5.000% due 3/1/30 (a)(e).........................     1,043,786
                                                               -------------
                                                                   2,219,917
                                                               -------------
Supra-National -- 0.3%
    340,000 Corporacion, Andina de Fomento, 6.875% due 3/15/12       387,845
                                                               -------------
Turkey -- 0.4%
            Republic of Turkey:
    445,000  11.500% due 1/23/12..............................       464,469
     30,000  11.000% due 1/14/13..............................        30,420
                                                               -------------
                                                                     494,889
                                                               -------------
            TOTAL SOVEREIGN BONDS
            (Cost -- $17,199,299).............................    19,074,608
                                                               -------------

FOREIGN LOCAL GOVERNMENT BOND -- 0.5%
Italy -- 0.5%
    500,000 Italy, Region of Lombardy, 5.804% due 10/25/32
             (Cost -- $500,000)...............................       556,729
                                                               -------------

LOAN PARTICIPATIONS -- 0.4%
Algeria -- 0.1%
            The People's Democratic Republic of Algeria:
     29,165  Tranche 1, 2.188% due 9/4/06 (CS First Boston
               Corp.) (e)(j)..................................        28,674
     85,785  Tranche 3, 2.188% due 3/4/10 (J.P. Morgan Chase
               & Co.) (e)(j)..................................        81,925
                                                               -------------
                                                                     110,599
                                                               -------------
Morocco -- 0.3%
    429,874 Kingdom of Morocco, Tranche A, 2.188% due 1/2/09
             (J.P. Morgan Chase & Co.) (e)(j).................       412,679
                                                               -------------
            TOTAL LOAN PARTICIPATIONS
            (Cost -- $485,714)................................       523,278
                                                               -------------

  Shares
------------
COMMON STOCK -- 0.1%
      1,014 Axiohm Transactions Solutions Inc. (i)............             0
      1,393 NTL Inc. (i)......................................        47,529
        225 NTL Inc., Restricted Shares++.....................         7,590
        989 Spectrasite Inc. (b)(i)...........................        49,301
                                                               -------------
            TOTAL COMMON STOCK
            (Cost -- $164,310)................................       104,420
                                                               -------------

PREFERRED STOCK -- 0.3%
        475 CSC Holdings Inc..................................        48,925
      3,275 CSC Holdings Inc..................................       336,506
                                                               -------------
            TOTAL PREFERRED STOCK (Cost -- $376,588)..........       385,431
                                                               -------------

 Warrants/
  Rights
------------
WARRANTS AND RIGHTS -- 0.0%
         40 American Tower Escrow Corp. (Exercise price of
             $0.01 per share expiring 8/1/08. Each warrant
             exercisable for 14.095 shares of common stock.)..         4,120
    114,845 Contifinancial Corp., Units of Interest,
             (Represents interests in a trust in the
             liquidation of ContiFinancial Corp. and its
             affiliates) ++...................................         3,445

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


Warrants/
 Rights                        Security                          Value
--------------------------------------------------------------------------
WARRANTS AND RIGHTS -- 0.0% (continued)
     1,250 Republic of Venezuela, PAR Rights, expiring
            4/15/20++........................................ $          0
           United Mexican States, Value Recovery Rights:
   250,000  Series B, expiring 6/30/04.......................          275
   250,000  Series C, expiring 6/30/05.......................          875
   250,000  Series D, expiring 6/30/06.......................        2,812
   250,000  Series E, expiring 6/30/07.......................          150
                                                              ------------
           TOTAL WARRANTS AND RIGHTS (Cost -- $5,258)........       11,677
                                                              ------------
           SUB-TOTAL INVESTMENTS (Cost -- $85,381,334).......   90,993,635
                                                              ------------

  Face
 Amount
-----------
SHORT-TERM INVESTMENTS -- 24.7%
COMMERCIAL PAPER -- 19.5%
$3,000,000 ABSC Capital Corp., yield 1.150% due 7/14/03+.....    2,998,754
 2,000,000 DaimlerChrysler AG, yield 1.360% due 7/14/03......    1,999,018
 2,742,000 Fairway Finance Corp., yield 1.120% due 7/14/03...    2,740,891
 2,000,000 Four Winds Funding Corp., yield 1.650% due 4/14/03    1,998,989
 2,000,000 General Motors Acceptance Corp., yield 1.370% due
            7/14/03..........................................    1,999,011
 3,000,000 Giro Balanced Funding Corp., yield 1.130% due
            7/14/03..........................................    2,998,776
 3,000,000 Market Street Funding Corp., yield 1.125% due
            7/14/03 (a)......................................    2,998,781
 3,000,000 Tasman Funding Inc., yield 1.150% due 7/14/03 (a).    2,998,754
 2,783,000 Victory Receivables Corp., yield 1.140% due
            7/14/03+.........................................    2,781,854
                                                              ------------
           TOTAL COMMERCIAL PAPER (Cost -- $23,514,828)......   23,514,828
                                                              ------------

REPURCHASE AGREEMENT -- 5.2%
 6,297,000 State Street Bank & Trust Co., 1.000% due 7/1/03;
            Proceeds at maturity -- $6,297,175; (Fully
            collateralized by U.S. Treasury Bonds, 8.125%
            due 8/15/19; Market value -- $6,429,363) (Cost
            -- $6,297,000)...................................    6,297,000
                                                              ------------
           TOTAL SHORT-TERM INVESTMENTS (Cost -- $29,811,828)   29,811,828
                                                              ------------
           TOTAL INVESTMENTS -- 100.0% (Cost --
           $115,193,162*).................................... $120,805,463
                                                              ============

--------
(a)Securities with an aggregated market value of $24,035,364 are segregated as collateral for TBAs.
(b)All or a portion of this security is on loan (See Note 9).
(c)Mortgage dollar roll (See Note 8).
(d)Security is issued on a to-be-announced ("TBA") basis (See Note 7).
(e)Rate shown reflects rate in effect at June 30, 2003 on instrument with variable rates or step coupon rates.
(f)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(g)Interest only security.
(h)Security is currently in default and valued in accordance with fair valuation procedures.
(i)Non-income producing security.
(j)Participation interests were acquired through the financial institutions indicated parenthetically.
 + All or a portion of this security is segregated for open futures contracts commitments.
 ++Security is valued in accordance with fair valuation procedures.
 * Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviations used in this schedule:
   DCB  -- Debt Conversion Bonds
   FLIRB -- Front-Loaded Interest Reduction Bonds
   PDI  -- Past Due Interest

                      See Notes to Financial Statements.

          Loaned Securities Collateral
          June 30, 2003 (unaudited)



   Face
  Amount                       Security                         Value
------------------------------------------------------------------------
$3,779,844 State Street Navigator Securities Lending Trust
           Prime Portfolio (Cost -- $3,779,844).............. $3,779,844
                                                              ==========

                      See Notes to Financial Statements.

          Statement of Assets and Liabilities
          June 30, 2003 (unaudited)

ASSETS:
  Investments, at value (Cost -- $85,381,334).......................................... $ 90,993,635
  Short-term investments, at amortized cost............................................   29,811,828
  Loaned securities collateral, at value (Cost -- $3,779,844) (Note 9).................    3,779,844
  Cash.................................................................................        1,856
  Dividends and interest receivable....................................................    1,288,156
  Receivable for securities sold.......................................................      400,662
  Receivable from broker -- variation margin...........................................       12,266
  Receivable for open forward foreign currency contracts...............................       74,928
                                                                                        ------------
  Total Assets.........................................................................  126,363,175
                                                                                        ------------
LIABILITIES:
  Payable for securities purchased.....................................................   23,411,450
  Payable for loaned securities collateral (Note 9)....................................    3,779,844
  Management fee payable...............................................................       59,548
  Administration fee payable...........................................................        3,970
  Accrued expenses.....................................................................       34,436
                                                                                        ------------
  Total Liabilities....................................................................   27,289,248
                                                                                        ------------
Total Net Assets....................................................................... $ 99,073,927
                                                                                        ============
NET ASSETS:
  Par value of capital shares.......................................................... $      8,704
  Capital paid in excess of par value..................................................   88,997,883
  Undistributed net investment income..................................................    2,549,518
  Accumulated net realized gain from investment transactions and futures contracts.....    1,861,937
  Net unrealized appreciation of investments, futures contracts and foreign currencies.    5,655,885
                                                                                        ------------
Total Net Assets....................................................................... $ 99,073,927
                                                                                        ============
Shares Outstanding.....................................................................    8,703,676
                                                                                        ------------
Net Asset Value, per share.............................................................       $11.38
                                                                                        ------------

                      See Notes to Financial Statements.

          Statement of Operations
          For the Six Months Ended June 30, 2003 (unaudited)

INVESTMENT INCOME:
  Interest........................................................................................ $2,732,577
  Dividends.......................................................................................     16,420
                                                                                                   ----------
  Total Investment Income.........................................................................  2,748,997
                                                                                                   ----------
EXPENSES:
  Management fee (Note 2).........................................................................    333,735
  Custody.........................................................................................     24,977
  Administration fee (Note 2).....................................................................     22,249
  Audit and legal.................................................................................     20,579
  Shareholder communications......................................................................     17,343
  Trustees' fees..................................................................................      4,284
  Registration fees...............................................................................      1,240
  Amortization of deferred organization expenses..................................................        811
  Shareholder servicing fees......................................................................         49
  Other...........................................................................................      4,228
                                                                                                   ----------
  Total Expenses..................................................................................    429,495
                                                                                                   ----------
Net Investment Income.............................................................................  2,319,502
                                                                                                   ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCIES (NOTES 3, 5 AND 6):
  Realized Gain From:
   Investment transactions........................................................................  2,714,516
   Foreign currency transactions..................................................................     22,631
   Futures contracts..............................................................................    343,812
                                                                                                   ----------
  Net Realized Gain...............................................................................  3,080,959
                                                                                                   ----------
  Change in Net Unrealized Appreciation of Investments, Futures Contracts and Foreign Currencies:
   Beginning of period............................................................................  2,768,186
   End of period..................................................................................  5,655,885
                                                                                                   ----------
  Increase in Net Unrealized Appreciation.........................................................  2,887,699
                                                                                                   ----------
Net Gain on Investments, Futures Contracts and Foreign Currencies.................................  5,968,658
                                                                                                   ----------
Increase in Net Assets From Operations............................................................ $8,288,160
                                                                                                   ==========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

                                                                      2003          2002
                                                                  ------------  ------------
OPERATIONS:
  Net investment income.......................................... $  2,319,502  $  3,696,580
  Net realized gain (loss).......................................    3,080,959      (631,046)
  Increase in net unrealized appreciation........................    2,887,699     2,625,226
                                                                  ------------  ------------
  Increase in Net Assets From Operations.........................    8,288,160     5,690,760
                                                                  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................................           --    (3,633,960)
                                                                  ------------  ------------
  Decrease in Net Assets From Distributions to Shareholders......           --    (3,633,960)
                                                                  ------------  ------------
FUND SHARE TRANSACTIONS (NOTE 12):
  Net proceeds from sale of shares...............................   23,979,731    47,032,036
  Net asset value of shares issued for reinvestment of dividends.           --     3,633,960
  Cost of shares reacquired......................................  (10,525,778)  (22,029,335)
                                                                  ------------  ------------
  Increase in Net Assets From Fund Share Transactions............   13,453,953    28,636,661
                                                                  ------------  ------------
Increase in Net Assets...........................................   21,742,113    30,693,461
NET ASSETS:
  Beginning of period............................................   77,331,814    46,638,353
                                                                  ------------  ------------
  End of period*................................................. $ 99,073,927  $ 77,331,814
                                                                  ============  ============
* Includes undistributed net investment income of:...............   $2,549,518      $207,385
                                                                  ============  ============

                      See Notes to Financial Statements.

          Statement of Cash Flows
          For the Six Months Ended June 30, 2003 (unaudited)

   NET INCREASE IN CASH:
   Cash Flows Used By Operating and Investing Activities:
     Interest and dividends received........................... $  2,594,302
     Operating expenses paid...................................     (443,338)
     Increase in foreign currency transactions.................       22,631
     Increases in futures transactions.........................      328,181
     Net short-term purchases..................................  (10,247,509)
     Purchases of portfolio securities.........................  (40,265,971)
     Proceeds from disposition of long-term securities.........   34,385,299
                                                                ------------
     Net Cash Flows Used By Operating and Investing Activities.  (13,626,405)
                                                                ------------
   Cash Flows Provided By Financing Activities:
     Proceeds from sale of shares..............................   24,024,419
     Cost of shares reacquired.................................  (10,526,614)
     Increase in dollar roll transactions......................      129,496
                                                                ------------
     Net Cash Flows Provided By Financing Activities...........   13,627,301
                                                                ------------
   Net Increase in Cash........................................          896
   Cash, Beginning of period...................................          960
                                                                ------------
   Cash, End of period......................................... $      1,856
                                                                ============
   RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO
   NET CASH FLOWS USED BY OPERATING AND INVESTING ACTIVITIES:
   Increase in Net Assets From Operations...................... $  8,288,160
                                                                ------------
     Amortization of discount on securities....................     (244,419)
     Decrease in investments, at value.........................  (25,569,864)
     Increase in interest receivable...........................     (154,695)
     Amortization of premium on securities.....................      107,474
     Increase in variation margin..............................      (20,078)
     Increase in forward contracts.............................      (74,928)
     Decrease in organization costs............................          811
     Increase in receivable for securities sold................     (400,662)
     Increase in payable for securities purchased..............    4,456,450
     Decrease in accrued expenses..............................      (14,654)
                                                                ------------
     Total Adjustments.........................................  (21,914,565)
                                                                ------------
   Net Cash Flows Used By Operating and Investing Activities... $(13,626,405)
                                                                ============

                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable Strategic Bond Fund ("Fund") is a separate diversified investment portfolio of the Salomon Brothers Variable Series Funds Inc ("Company"); its primary investment objective is to seek a high level of current income and secondarily to seek capital appreciation. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company and consists of this Fund and six other investment funds: Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable All Cap Fund, formerly known as Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Small Cap Growth Fund and Salomon Brothers Large Cap Growth Fund. The financial statements and financial highlights for the other investment funds are presented in separate shareholder reports. The Fund and the other investment funds of the Company are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices; debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services; securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recorded as currency gains or losses; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Under the investment management agreement, the Fund pays an investment management fee calculated at the annual rate of 0.75% of its average daily net assets. This fee is calculated daily and paid monthly. Salomon Brothers Asset Management Ltd. ("SBAM Ltd."), another indirect wholly-owned subsidiary of Citigroup, provides certain advisory services to SBAM for the benefit of the Fund. SBAM Ltd. is compensated by SBAM at no additional expense of the Fund.

Effective January 24, 2003, the Fund entered into a new administration agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. As compensation for its services the Fund pays SBFM a fee calculated at an annual rate of 0.05% of its average daily net assets. This fee is calculated daily and paid monthly.

          Notes to Financial Statements
          (unaudited) (continued)


Prior to January 24, 2003, SBAM served as administrator to the Fund. As compensation for its services the Fund paid SBAM a fee calculated at an annual rate of 0.05% of its average daily net assets. This fee was calculated daily and paid monthly. SBAM had delegated its responsibilities as administrator to SBFM, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended June 30, 2003, CGM and its affiliates did not receive any brokerage commissions.

The Fund has adopted a Rule 12b-1 distribution plan for Class II shares. Under the Plan, Class II shares of the Fund are subject to a distribution fee of 0.25% of the average daily net assets of the class.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

        Purchases:
           U.S. government agencies and obligations........ $   100,797
           Other investment securities.....................  38,874,106
                                                            -----------
                                                            $38,974,903
                                                            ===========
        Sales:
           U.S. government agencies and obligations........ $ 3,093,750
           Other investment securities.....................  25,309,794
                                                            -----------
                                                            $28,403,544
                                                            ===========

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation........................ $6,117,907
Gross unrealized depreciation........................   (505,606)
                                                      ----------
Net unrealized appreciation.......................... $5,612,301
                                                      ==========

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Varia-

          Notes to Financial Statements
          (unaudited) (continued)

tion margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At June 30, 2003, the Fund had the following open futures contracts:

                            # of                 Basis      Market   Unrealized
Purchased Contracts       Contracts Expiration   Value      Value       Loss
-------------------       --------- ---------- ---------- ---------- ----------
U.S. Treasury 5 Year
  Notes..................    25        9/03    $2,895,463 $2,878,125  $(17,338)
U.S. Treasury 10 Year
  Notes..................    15        9/03     1,779,934  1,761,563   (18,371)
                                                                      --------
                                                                      $(35,709)
                                                                      ========

6. Forward Foreign Currency Contracts

The Fund may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

At June 30, 2003, the Fund had the following open forward foreign currency contracts:

                            Local      Market   Settlement Unrealized
          Foreign Currency Currency    Value       Date       Gain
          ---------------- --------- ---------- ---------- ----------
              To Sell:
              Euro........ 6,379,021 $7,332,072  7/24/03    $74,928

7. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer, particularly the face amount and maturity date in Government National Mortgage Association ("GNMA") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash or other liquid securities are segregated in the amount of the TBA transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At June 30, 2003, the Fund held TBA securities with a total cost of $22,421,234.

          Notes to Financial Statements
          (unaudited) (continued)


8. Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred until disposition of the rolled security. The average monthly balance of dollar rolls outstanding during the six months ended June 30, 2003 was approximately $19,205,552.

9. Lending of Securities

The Fund may lend its securities to brokers, dealers and other financial organizations. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash or other liquid securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2003, the Fund loaned securities having a market value of $3,708,386. The Fund received cash collateral amounting to $3,779,844 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Interest earned by the Fund from securities lending for the six months ended June 30, 2003 was $6,393.

10. Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2003, the commitment fee allocated to the Fund was $1,225. Since the line of credit was established there have been no borrowings.

11. Loan Participations

The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund's investment in any such loan may be in the form of a participation in or an assignment of the loan.

In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

          Notes to Financial Statements
          (unaudited) (continued)


12. Capital Stock

At June 30, 2003, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares were as follows:

                                                   Six Months Ended    Year Ended
                                                    June 30, 2003   December 31, 2002
                                                   ---------------- -----------------
Shares sold.......................................    2,213,805         4,564,137
Shares issued on reinvestment of dividends........           --           350,138
Shares reacquired.................................     (952,389)       (2,124,954)
                                                      ---------        ----------
Net Increase......................................    1,261,416         2,789,321
                                                      =========        ==========

The Fund created Class II shares on August 30, 2002. Prior to that date, the Fund issued one class of shares, which, as of August 30, 2002, has been designated Class I shares. As of June 30, 2003 the Fund had not issued any Class II shares.

          Financial Highlights


For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                    2003(1)     2002     2001     2000      1999    1998(2)
                                                   -------    -------  -------  -------   -------  -------
Net Asset Value, Beginning of Period..............  $10.39     $10.02    $9.75    $9.66    $10.13   $10.00
                                                   -------    -------  -------  -------   -------  -------
Income (Loss) From Operations:
 Net investment income (3)........................    0.27       0.51     0.48     0.56      0.60     0.38
 Net realized and unrealized gain (loss)..........    0.72       0.37     0.19     0.15     (0.56)    0.24
                                                   -------    -------  -------  -------   -------  -------
 Total Income From Operations.....................    0.99       0.88     0.67     0.71      0.04     0.62
                                                   -------    -------  -------  -------   -------  -------
Less Distributions From:
 Net investment income............................      --      (0.51)   (0.40)   (0.62)    (0.51)   (0.47)
 Net realized gains...............................      --         --       --       --        --    (0.01)
 Capital..........................................      --         --       --    (0.00)*      --    (0.01)
                                                   -------    -------  -------  -------   -------  -------
Total Distributions...............................      --      (0.51)   (0.40)   (0.62)    (0.51)   (0.49)
                                                   -------    -------  -------  -------   -------  -------
Net Asset Value, End of Period....................  $11.38     $10.39   $10.02    $9.75     $9.66   $10.13
                                                   =======    =======  =======  =======   =======  =======
Total Return (4)..................................    9.53%++    8.84%    6.91%    7.30%     0.37%    6.18%++
Net Assets, End of Period (000s).................. $99,074    $77,332  $46,638  $25,179   $16,709  $10,438
Ratios to Average Net Assets:
 Expenses(3)(5)...................................    0.97%+     1.02%    1.09%    1.00%     1.00%    1.00%+
 Net investment income............................    5.21+      5.80     5.88     7.39      7.19     6.23+
Portfolio Turnover Rate...........................      32%        54%      74%      74%      120%      84%

--------
(1)For the six months ended June 30, 2003 (unaudited).
(2)For the period from February 17, 1998 (commencement of operations) to December 31, 1998.
(3)SBAM has waived all or a portion of its management fees for the years ended December 31, 2002, 2001, 2000 and 1999 and the period ended December 31, 1998. In addition, SBAM has reimbursed the Fund for $2,558 for the period ended December 31, 1998. If such fees were not waived or expenses not reimbursed, the per share decrease in net investment income and the actual expense ratio would have been as follows:

                           Expense Ratios (Including
         Decreases to          Interest Expense)
     Net Investment Income  Without Fee Waiver and
           Per Share         Expense Reimbursement
     --------------------- -------------------------
2002         $0.00*                  1.03%
2001          0.01                   1.21
2000          0.03                   1.39
1999          0.06                   1.48
1998          0.04                   1.79+

(4)Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by SBAM to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(5)As a result of a voluntary expense limitation, expense ratios, excluding interest expense, will not exceed 1.00%.
*  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Additional Stockholder Information
          (unaudited)


Result of Annual Meeting of Stockholders

The Annual Meeting of Stockholders of Salomon Brothers Variable Series Funds Inc ("Company") was held on April 11, 2003, for the purpose of considering and voting upon: (1) for the Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund, the approval of a change in each Fund's investment objectives; and (2) for each Fund of the Company, the approval of the reclassification of the investment objective(s) from a fundamental to a non-fundamental policy.

Proposal 1:

For the Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund, the approval of a change in each Fund's investment objectives.

                                                            Votes    Votes
                                                 Votes For Against Abstaining
                                                 --------- ------- ----------
  Salomon Brothers Variable High Yield Bond Fund 2,709,352  15,319   45,209
  Salomon Brothers Variable Strategic Bond Fund. 7,586,825 243,863  215,646

Proposal 2:

For each Fund of the Company, the approval of the reclassification of the investment objective(s) from a fundamental to a non-fundamental policy.

                                                             Votes    Votes
                                                 Votes For  Against Abstaining
                                                 ---------- ------- ----------
 Salomon Brothers Variable All Cap Fund......... 14,513,905    0     894,537
 Salomon Brothers Variable High Yield Bond Fund.  2,742,599    0      27,282
 Salomon Brothers Variable Investors Fund....... 20,597,476    0     967,346
 Salomon Brothers Variable Large Cap Growth Fund    100,000    0      24,219
 Salomon Brothers Variable Small Cap Growth Fund  1,802,455    0     119,587
 Salomon Brothers Variable Strategic Bond Fund..  7,692,372    0     353,962
 Salomon Brothers Variable Total Return Fund....  8,351,846    0     112,940

                               -----------------

Subsequent Event

Effective August 1, 2003, the Board of Directors of the Company elected William
R. Hutchinson a member of the Board of Directors. The Board of Directors has also appointed Mr. Hutchinson a member of the Company's Nominating Committee and chair of the Fund's Audit Committee.

Salomon Brothers Variable Series Funds Inc


Directors
CAROL L. COLMAN
DANIEL P. CRONIN
LESLIE H. GELB
R. JAY GERKEN, CFA
WILLIAM R. HUTCHINSON
RIORDAN ROETT
JESWALD W. SALACUSE

Officers
R. JAY GERKEN, CFA
    Chairman, President and Chief Executive Officer
LEWIS E. DAIDONE
    Executive Vice President and Chief Administrative Officer
ALAN J. BLAKE
    Executive Vice President
JAMES E. CRAIGE, CFA
    Executive Vice President
JOHN B. CUNNINGHAM, CFA
    Executive Vice President
JOHN G. GOODE
    Executive Vice President
PETER J. HABLE
    Executive Vice President
ROGER M. LAVAN, CFA
    Executive Vice President
BETH A. SEMMEL, CFA
    Executive Vice President
PETER J. WILBY, CFA
    Executive Vice President
GEORGE J. WILLIAMSON
    Executive Vice President
ANDREW BEAGLEY
    Vice President and Chief Anti-Money Laundering Compliance Officer FRANCES M. GUGGINO
    Controller
CHRISTINA T. SYDOR
    Secretary

Investment Manager
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

Legal Counsel
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

Independent Auditors
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable Strategic Bond Fund
The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.






                                ----------------
                                    SALOMON
                                ----------------
                                    BROTHERS
                                ----------------
                                Asset Management

                  399 PARK AVENUE . NEW YORK, NEW YORK 10022             03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:      /s/ R. Jay Gerken R.
         Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Variable Series Funds Inc

Date:    August 28, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Brothers Variable Series Funds Inc

Date:    August 28, 2003

By:      /s/ Lewis E. Daidone
         (Lewis E. Daidone)
         Chief Administrative Officer of
         Salomon Brothers Variable Series Funds Inc

Date:    August 28, 2003